INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Gross carrying amount
Trade name	363,559	174,944
Student populations	74,740	82,440
Software	87,304	93,203
Customer relationship	7,390	7,390
Cooperative agreement*	5,263	5,263
Favorable lease	63,237	63,237
Non-compete agreement	3,188	3,188
	604,681	429,665
Less: Accumulated amortization
Trade name	—	—
Student populations	(47,933)	(62,295)
Software	(49,043)	(60,181)
Customer relationship	(1,090)	(2,235)
Cooperative agreement	(670)	(1,346)
Favorable lease	(7,135)	(10,652)
Non-compete agreement	(95)	(198)
	(105,966)	(136,907)
Intangible assets, net
Trade name	363,559	174,944
Student populations	26,807	20,145
Software	38,261	33,022
Customer relationship	6,300	5,155
Cooperative agreement*	4,593	3,917
Favorable lease	56,102	52,585
Non-compete agreement	3,093	2,990
	498,715	292,758

*In connection with the acquisitions completed in 2009 and 2011, the Group identified certain cooperative agreements as intangible assets, which were entered into by the sellers prior to the acquisitions. These cooperative agreements offer the Group the right to be affiliated with certain reputable universities in PRC.

For the year ended December 31, 2012, the Group recorded an impairment loss related to trade name of RMB 188,835 and related to software of RMB 2,781 on its intangible assets due to the negative publicity in media. The impairment was mostly related to Tutoring and Career Enhancement segments based on the impairment test adopting income approach. There was no impairment loss for the year ended December 31, 2010 and 2011, respectively.

Amortization expenses for intangible assets of continuing operations amounted to RMB 34,654, RMB 49,043 and RMB 34,274 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB 16,900, RMB 16,560, and RMB 14,265 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows: 2013: RMB 28,537, 2014: RMB 20,115, 2015: RMB 11,757, 2016: RMB 9,276, 2017: RMB 4,916 and cumulatively thereafter: RMB 43,213.

For the years ended December 31, 2010, 2011 and 2012, the Group capitalized certain internal use software development costs of continuing operations totaling approximately RMB 25,536, RMB 9,973, and RMB 13,369, respectively. The estimated useful life of costs capitalized is evaluated for each specific project as four- five years. For the years ended December 31, 2010, 2011 and 2012, the amortization of capitalized costs amounted to approximately RMB 4,409, RMB 10,007, and RMB 12,645, respectively, and have been included as part of general and administrative expenses and research and development expenses.